The following table summarizes changes in the number of outstanding stock options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options, Outstanding - Beginning	1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Beginning	$ 6.52	$ 7.28	$ 7.56
Weighted average remaining contractual term in years, Outstanding	3 years 1 month 20 days	3 years 4 months 6 days	3 years 5 months 23 days	4 years 2 months 5 days
Options, Awarded		191,301	100,769
Weighted average exercise price per share, Awarded		$ 5.10	$ 2.69
Options, Exercised		(8,000)	(151,950)
Weighted average exercise price per share, Exercised		$ 2.64	$ 4.08
Options, Forfeited	(103,265)	(140,583)	(198,839)
Weighted average exercise price per share, Forfeited	$ 12.43	$ 10.90	$ 9.33
Options, Outstanding - Ending	1,069,925	1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Ending	$ 5.95	$ 6.52	$ 7.28	$ 7.56
Options, Exercisable	904,263	877,926
Weighted average exercise price per share, Exercisable	$ 6.20	$ 7.20
Weighted average remaining contractual term in years, Exercisable	2 years 8 months 19 days	2 years 7 months 2 days
Options, Expected to vest	1,069,925	1,173,190
Weighted average exercise price per share, Expected to vest	$ 5.95	$ 6.52
Weighted average remaining contractual term in years, Options, Expected to vest	3 years 1 month 20 days	3 years 4 months 6 days